Stockholders’ Equity - Schedule of Warrants Granted (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price (in Dollars per share)			$ 385
Expected dividends	0.00%	0.00%
Expected volatility			187.30%
Risk free interest rate			4.81%
Expected life of warrants	5 years	5 years
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price (in Dollars per share)	$ 1	$ 0.26	$ 10
Expected volatility	227.71%	201.06%	179.31%
Risk free interest rate	3.81%	3.41%	3.52%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price (in Dollars per share)	$ 1.2	$ 7
Expected dividends			0.00%
Expected volatility	279.01%	309.08%
Risk free interest rate	4.45%	4.66%
Expected life of warrants			5 years